UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  5/31

Date of reporting period: 2/28/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2010 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)
Common Stocks 98.2%
Health Care 98.2%
Biotechnology 24.3%
Acorda Therapeutics, Inc.*	18,600	561,348
Alexion Pharmaceuticals, Inc.*	69,300	3,431,736
Allos Therapeutics, Inc.* (a)	76,100	592,058
AMAG Pharmaceuticals, Inc.*	23,500	897,465
Amgen, Inc.*	92,800	5,253,408
Amylin Pharmaceuticals, Inc.* (a)	31,300	591,570
ArQule, Inc.*	73,900	243,131
Biogen Idec, Inc.*	33,495	1,842,560
BioMarin Pharmaceutical, Inc.* (a)	94,400	1,888,000
Celera Corp.* (a)	106,600	638,534
Celgene Corp.*	76,358	4,544,828
Cephalon, Inc.* (a)	19,600	1,345,932
Cepheid, Inc.* (a)	25,500	385,050
Dendreon Corp.* (a)	31,500	983,745
Exelixis, Inc.*	71,300	461,311
Gen-Probe, Inc.*	21,400	964,712
Genzyme Corp.*	39,700	2,270,840
Gilead Sciences, Inc.*	77,000	3,665,970
Halozyme Therapeutics, Inc.* (a)	63,500	347,345
Human Genome Sciences, Inc.*	50,100	1,410,315
Illumina, Inc.* (a)	13,800	501,216
ImmunoGen, Inc.*	55,000	363,550
Incyte Corp.* (a)	126,400	1,347,424
InterMune, Inc.*	42,100	578,454
Medivation, Inc.*	10,000	360,100
Myriad Genetics, Inc.*	32,700	752,100
OSI Pharmaceuticals, Inc.*	24,400	903,288
Regeneron Pharmaceuticals, Inc.*	38,300	936,818
Rigel Pharmaceuticals, Inc.* (a)	47,500	358,625
Savient Pharmaceuticals, Inc.* (a)	30,800	415,184
Theravance, Inc.*	43,900	478,071
United Therapeutics Corp.* (a)	30,200	1,733,782
Vertex Pharmaceuticals, Inc.*	64,000	2,599,040

		43,647,510
Health Care Services 18.1%
Aetna, Inc.	60,700	1,820,393
Allscripts-Misys Healthcare Solutions, Inc.* (a)	69,800	1,248,722
Cardinal Health, Inc.	47,600	1,616,972
Cerner Corp.* (a)	25,600	2,123,520
CIGNA Corp.	38,800	1,329,288
CVS Caremark Corp.	70,785	2,388,994
Express Scripts, Inc.*	35,700	3,427,557
Fresenius Medical Care AG & Co. KGaA	52,823	2,758,379
Genoptix, Inc.*	17,800	579,746
Laboratory Corp. of America Holdings*	18,800	1,378,228
McKesson Corp.	50,700	2,998,905
MedAssets, Inc.*	23,300	504,445
Medco Health Solutions, Inc.*	49,052	3,102,049
Pharmaceutical Product Development, Inc.	38,000	800,280
Quest Diagnostics, Inc.	20,800	1,180,400
UnitedHealth Group, Inc.	126,620	4,287,353
WellPoint, Inc.*	15,600	965,172

		32,510,403
Life Sciences Tools & Services 5.0%
Life Technologies Corp.* (a)	62,918	3,193,718
Mettler-Toledo International, Inc.*	10,000	994,100
PerkinElmer, Inc.	44,300	983,903
Thermo Fisher Scientific, Inc.*	58,600	2,857,922
Waters Corp.*	14,700	877,002

		8,906,645
Medical Supply & Specialty 19.3%
Alcon, Inc.	8,000	1,277,760
Baxter International, Inc.	90,800	5,169,244
Beckman Coulter, Inc.	20,000	1,311,200
Becton, Dickinson & Co.	34,400	2,678,728
C.R. Bard, Inc.	15,900	1,332,102
Covidien PLC	93,900	4,612,368
Hologic, Inc.*	66,800	1,152,300
Kinetic Concepts, Inc.*	16,900	708,448
Masimo Corp.*	49,400	1,367,886
Medtronic, Inc.	119,700	5,194,980
ResMed, Inc.*	14,800	844,784
St. Jude Medical, Inc.*	56,000	2,140,320
Stryker Corp.	36,600	1,943,460
Varian Medical Systems, Inc.*	19,100	935,327
Wright Medical Group, Inc.*	53,700	904,845
Zimmer Holdings, Inc.*	54,900	3,147,417

		34,721,169
Pharmaceuticals 31.5%
Abbott Laboratories	108,100	5,867,668
Allergan, Inc.	29,500	1,723,685
American Oriental Bioengineering, Inc.* (a)	143,400	595,110
Auxilium Pharmaceuticals, Inc.* (a)	15,300	462,060
Biovail Corp.	88,200	1,308,006
Bristol-Myers Squibb Co.	152,700	3,742,677
Cardiome Pharma Corp.*	98,600	510,748
Eli Lilly & Co.	50,800	1,744,472
Forest Laboratories, Inc.*	51,300	1,532,844
Johnson & Johnson	100,400	6,325,200
Merck & Co., Inc.	275,417	10,157,379
Mylan, Inc.* (a)	95,000	2,027,300
Novartis AG (Registered) (a)	49,142	2,733,288
Pfizer, Inc.	632,469	11,099,831
Roche Holding AG (Genusschein)	25,062	4,185,359
Salix Pharmaceuticals Ltd.* (a)	24,600	702,576
Shire PLC (ADR)	30,700	1,980,764

		56,698,967

Total Common Stocks (Cost $136,068,593)		176,484,694
Securities Lending Collateral 9.5%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $17,077,550)	17,077,550	17,077,550
Cash Equivalents 1.7%
Central Cash Management Fund, 0.21% (b) (Cost $3,080,706)	3,080,706	3,080,706

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $156,226,849) †	109.4	196,642,950
Other Assets and Liabilities, Net	(9.4)	(16,925,616)

Net Assets	100.0	179,717,334

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $156,856,232.  At February 28, 2010, net unrealized appreciation for all securities based on tax cost was $39,786,718.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,952,886 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,166,168.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2010 amounted to $16,721,034 which is 9.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Biotechnology	$43,647,510	$—	$—	$43,647,510
Health Care Services	29,752,024	2,758,379	—	32,510,403
Life Sciences Tools & Services	8,906,645	—	—	8,906,645
Medical Supply & Specialty	34,721,169	—	—	34,721,169
Pharmaceuticals	49,780,320	6,918,647	—	56,698,967
Short-Term Investments(d)	20,158,256	—	—	20,158,256
Total	$186,965,924	$9,677,026	$—	$196,642,950

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)    The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 23, 2010